Loans, financing, debentures and hedge derivative financial instruments - Narrative of Debentures (Detail) R$ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Sep. 30, 2021 BRL (R$)	Mar. 31, 2021 Debentures	Nov. 30, 2019	Mar. 31, 2018 Debentures	Jul. 31, 2017 Debentures	May 31, 2016 Debentures	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 BRL (R$)	Oct. 31, 2017 BRL (R$)	Apr. 30, 2017 BRL (R$)
Summary of loans debentures and finance leases [line items]
Amount: | $									$ 90,000	$ 90,000
Financing guaranteed by collateral								R$ 75,251
Amount of guarantees and promissory notes							R$ 14,151,506	13,758,033
Collateral guarantees to secure letters of credits							R$ 118,231	R$ 129,139
Debentures first issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Interest							99.94% of the DI
Debentures first issue [member] | Tequimar Vila do Conde [member]
Summary of loans debentures and finance leases [line items]
Interest							111.4% of the DI
Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Interest							111.4% of the DI
Debentures fourth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Number of Debenture Series Issued						1
Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Number of Debenture Series Issued													2
Interest							IPCA to 93.9 % of DI
Debentures sixth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Number of Debenture Series Issued					1
Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Number of Debenture Series Issued												2
Amount:												R$ 944,077
Interest							IPCA to 97.3% of DI
Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Number of Debenture Series Issued											2
Amount:											R$ 900,000
Interest							IPCA to 97.1% of DI
Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Interest							IPCA to 102.75% of the DI
Debenture one [member] | Debentures fourth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures | Debentures						500
Interest							105.0% of DI
Debenture two [member] | Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount:							R$ 660,139						R$ 660,139
Interest							95.0% of DI
Debenture three [member] | Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount:							R$ 352,361						R$ 352,361
Interest							IPCA + 4.68%
Debenture four [member] | Debentures sixth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures | Debentures					1,500,000
Interest							105.0% of DI
Debenture five [member] | Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount:							R$ 730,384					730,384
Interest							95.0% of DI
Debenture six [member] | Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount:							R$ 213,693					R$ 213,693
Interest							IPCA + 4.34%
Debenture seven [member] | Debentures sixth issue [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures | Debentures				1,725,000
Interest							105.25% of DI
Debenture eight [member] | Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount:							R$ 660,000				660,000
Interest							97.5% of DI
Debenture nine [member] | Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Amount:							R$ 240,000				R$ 240,000
Interest							IPCA + 4.61%
Debenture ten [member] | Debentures first issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures			90,000
Interest							6.47%
Debenture eleven [member] | Debentures first issue [member] | Tequimar Vila do Conde [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures | Debentures		360,000
Interest							IPCA + 4.04%
Debenture twelve [member] | Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures | Debentures		100,000
Interest							IPCA + 4.37%
Debenture thirteen [member] | Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures	960,000
Amount:	R$ 960,000						R$ 960,000
Interest							IPCA + 4.83%